Intangible Assets and Goodwill (Intangible Assets By Amortization Period) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Amount		$ 11,450		$ 11,450		$ 23,235	$ 26,436
Accumulated Amortization		(5,290)		(5,290)		(4,552)	(1,319)
Carrying Value		6,160		6,160		18,683	25,117
Capitalized software		0		0		1,610	1,297
Amortization expense		219	$ 498	$ 487	$ 718	$ 3,497	1,300
Technology and software
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				36 months		36 months
Amount		0		$ 0		$ 1,610	1,297
Accumulated Amortization		0		0		(515)	(48)
Carrying Value		0		0		1,095	1,249
Other
Finite-Lived Intangible Assets [Line Items]
Amount		326		326		326	333
Accumulated Amortization		(16)		(16)		(8)	(7)
Carrying Value		310		$ 310		$ 318	326
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	10 years
Wetpaint.com Inc. | Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				276 months		360 months
Amount		1,423		$ 1,423		$ 5,800	5,800
Accumulated Amortization		(404)		(404)		(296)	(103)
Carrying Value		1,019		$ 1,019		$ 5,504	5,697
Wetpaint.com Inc. | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				60 months		60 months
Amount		917		$ 917		$ 2,000	2,000
Accumulated Amortization		(822)		(822)		(617)	(217)
Carrying Value		95		$ 95		$ 1,383	1,783
Wetpaint.com Inc. | Noncompete Agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				36 months		36 months
Amount		0		$ 0		$ 609	609
Accumulated Amortization		0		0		(313)	(110)
Carrying Value		0		$ 0		$ 296	499
Wetpaint.com Inc. | Technology and software
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				60 months		84 months
Amount		4,932		$ 4,932		$ 10,600	10,600
Accumulated Amortization		(3,184)		(3,184)		(2,336)	(820)
Carrying Value		1,748		$ 1,748		8,264	9,780
Choose Digital Inc. | Licenses
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				60 months
Amount		829		$ 829		1,740
Accumulated Amortization		(544)		(544)		(355)
Carrying Value		285		$ 285		$ 1,385
Choose Digital Inc. | Technology and software
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				60 months		60 months
Amount		627		$ 627		$ 550	0
Accumulated Amortization		(190)		(190)		(112)	0
Carrying Value		437		$ 437		$ 438	0
Choose Digital Inc. | Other
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)						84 months
Amount						$ 0	5,797
Accumulated Amortization						0	(14)
Carrying Value						$ 0	5,783
Choose Digital Inc. | Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)						60 months
Amount						$ 1,740	0
Accumulated Amortization						(355)	0
Carrying Value						1,385	$ 0
DraftDay | Technology and software
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)				120 months
Amount		2,396		$ 2,396		0
Accumulated Amortization		(130)		(130)		0
Carrying Value		$ 2,266		$ 2,266		$ 0